Note 15 - Restatement (Details) - Reclassifications and Prior Period Adjustments (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Total current assets	$ 765,719		$ 790,047	$ 1,610,078	$ 790,047	$ 765,719
Total equity	(4,420,179)		(3,616,504)	(1,245,743)	(3,616,504)	(4,420,179)
Research and development	0	71,388	35,544	57,000	2,935,949	2,935,949
General and administrative expenses	1,086,754	1,573,095	4,046,080	3,781,286	27,298,804	28,385,558
Income per common share – basic and diluted (in Dollars per share)	$ (0.02)	$ (0.04)	$ (0.12)	$ (0.09)
Net cash used in operating activities	(180,300)	(507,606)	(1,674,342)	(2,563,073)	(13,788,652)	(13,968,952)
Net cash used in investing activities	(5,982)	(140,399)	(39,224)	(129,091)	(1,415,648)	(1,421,630)
Net cash provided by financing activities	187,500	680,225	1,708,776	2,627,491	15,204,354	15,391,854
Scenario, Previously Reported [Member]
Total current assets				1,978,711
Total current liabilities				2,294,274
Total equity				(315,563)
Research and development				111,832
General and administrative expenses	1,479,707			3,714,214
Gain from litigation				311,000
Net income available to common shareholders	1,916,164			(4,218,278)
Income per common share – basic and diluted (in Dollars per share)	$ (0.03)			$ (0.09)
Net cash used in operating activities	(1,038,427)			(3,010,275)
Net cash used in investing activities	(15,743)			(471,347)
Net cash provided by financing activities	1,086,390			3,416,949
Restatement Adjustment [Member]
Total current assets				(368,633)
Total current liabilities				561,547
Total equity				(930,180)
Research and development				(54,832)
General and administrative expenses	93,388			67,072
Gain from litigation				(311,000)
Net income available to common shareholders	185,845			(323,240)
Net cash used in operating activities	530,821			447,202
Net cash used in investing activities	(124,656)			342,256
Net cash provided by financing activities	(406,165)			(789,458)
As Restated [Member]
Total current assets				1,610,078
Total current liabilities				2,855,821
Total equity				(1,245,743)
Research and development				57,000
General and administrative expenses	1,573,095			3,781,286
Net income available to common shareholders	2,102,009			(4,541,518)
Income per common share – basic and diluted (in Dollars per share)	$ (0.04)			$ (0.09)
Net cash used in operating activities	(507,606)			(2,563,073)
Net cash used in investing activities	(140,399)			(129,091)
Net cash provided by financing activities	$ 680,225			$ 2,627,491